Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2013	Jun. 30, 2014	Sep. 30, 2013	Dec. 31, 2013 Subsidiary Segment	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Significant Accounting Policies [Line Items]
Number of subsidiaries				1
Number of operating segments				3
Maximum maturity period of cash and cash equivalent.				three months or less
Securities designated as trading	$ 0			$ 0		$ 0
Increase in amortization	15,500
Past due unsecured loans				120 days
Past due secured loans				180 days
Decrease in reserve of allowance for loan losses		381,000	2,000,000
FHLB stock bought from and sold to FHLB	$ 0			$ 0
Reorganization costs		1,900,000		1,900,000
Issuance of common stock				175,000,000
Recapitalization transaction fees				14,360,000
Incremental cost	435,000			435,000
Deferred compensation obligations				0	0	0	0
Compensation expense related to stock based compensation				$ 0	$ 55,000	$ 55,000	$ 256,000
Minimum
Significant Accounting Policies [Line Items]
Premises and equipment estimated useful lives				3 years
Minimum | Office properties and equipment
Significant Accounting Policies [Line Items]
Premises and equipment estimated useful lives				3 years
Maximum
Significant Accounting Policies [Line Items]
Percentage of increase to amortization	0.10%
Premises and equipment estimated useful lives				40 years
Income tax benefit being realized				50.00%
Maximum | Office properties and equipment
Significant Accounting Policies [Line Items]
Premises and equipment estimated useful lives				40 years
Residential Loans
Significant Accounting Policies [Line Items]
Non-accrual loans past due				90 days
Loans Held for Investment
Significant Accounting Policies [Line Items]
Non-accrual loans past due				90 days
Commercial and Industrial Loans
Significant Accounting Policies [Line Items]
Non-accrual loans past due				90 days
Terms of commercial business loans				5 years
Non-accrual status of loans, terms				If a loan goes 90 days delinquent, the loan will remain on non-accrual status until the loan is brought current and there is evidence that the borrower has sufficient cash flow, income or liquidity to repay the loan in full
Commercial Real Estate Loans | Minimum
Significant Accounting Policies [Line Items]
Non-accrual loans past due				90 days
Amortization period		15 years		15 years
Balloon payments		2 years		2 years
Non-accrual status of loans, terms				90 days
Commercial Real Estate Loans | Maximum
Significant Accounting Policies [Line Items]
Amortization period		30 years		30 years
Balloon payments		7 years		7 years
Consumer Loans
Significant Accounting Policies [Line Items]
Non-accrual loans past due				90 days